RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES

a)	Related party transactions
During the year ended December 31, 2017, the Company’s related parties included its subsidiaries, key management personnel and Directors.

b)	Key management personnel compensation
Key management includes those personnel having the authority and responsibility for planning, directing, and controlling the Company. In addition to their salaries, key management personnel, including the Board of Directors, Officers and senior management, receive bonuses and also participate in the Company’s Share Plan (note 18).
Key management personnel compensation included in corporate and general administrative expenses is as follows:

	Years Ended
	December 31,
	2017	2016
Short-term employee benefits(1)	$8,804	$8,870
Share-based payments	5,163	5,948
	$13,967	$14,818

(1)	Short-term employee benefits include salaries, bonuses and other annual employee benefits paid during the year.